Reconciliation of Changes in Accumulated Other Comprehensive Income Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance, gains and losses on investments	$ 142	$ (50)	$ (50)	$ 401	$ 124
Other comprehensive income (loss) before reclassifications	(65)	20	192	(119)	277
Amounts reclassified from accumulated other comprehensive income (loss)				(332)
Net current-period other comprehensive income	(65)	20	192	(451)	277
Ending Balance, gains and losses on investments	77		142	(50)	401
Beginning Balance, currency translation adjustment	(909)	(708)	(708)	(545)	(587)
Other comprehensive income (loss) before reclassifications	34	(239)	(201)	305	42
Amounts reclassified from accumulated other comprehensive income (loss)				(468)
Net current-period other comprehensive income	34	(239)	(201)	(163)	42
Ending Balance, currency translation adjustment	(875)		(909)	(708)	(545)
Beginning Balance, accumulated other comprehensive income, net of tax	(767)	(758)	(758)	(144)	(463)
Other comprehensive income (loss) before reclassifications	(31)
Amounts reclassified from accumulated other comprehensive income (loss)
Other comprehensive (loss) income, net of tax	(31)	(219)	(9)	(614)	319
Ending Balance, accumulated other comprehensive income, net of tax	$ (798)		$ (767)	$ (758)	$ (144)